UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Senior
High Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2009

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Aerospace & Defense - 1.7%	Moog, Inc., 7.25%, 6/15/18 (a)	$ 5,000	$ 5,037,500

Auto Components - 2.3%	The Goodyear Tire & Rubber Co.,
	6.678%, 12/01/09 (b)	5,070	5,076,337
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	1	1,055
	Lear Corp., 8.75%, 12/01/16	1,495	1,356,713
	Metaldyne Corp., 11%, 6/15/12	1,075	354,750
	Venture Holdings Co. LLC, 12%, 6/01/09 (c)	700	0
Venture Holdings Co. LLC Series B,
	9.50%, 7/01/05 (c)	3,325	333

			6,789,188

Building Products - 1.4%	CPG International I, Inc., 11.468%, 7/01/12 (b)	3,500	2,905,000
	CPG International I, Inc., 10.50%, 7/01/13	1,500	1,245,000

			4,150,000

Chemicals - 4.4%	American Pacific Corp., 9%, 2/01/15	610	600,850
	ARCO Chemical Co., 9.80%, 2/01/20	1,350	1,134,000
	GEO Specialty Chemicals, Inc.,
	7.50%, 3/31/15 (a)(d)(e)	1,690	1,265,385
	GEO Specialty Chemicals, Inc.,
	13.85%, 12/31/09 (d)	2,873	2,151,159
	Hanna (M.A.) Co., 6.89%, 9/22/08	1,000	1,000,000
	Hexion U.S. Finance Corp., 7.176%, 11/15/14 (b)	3,500	3,325,000
	NOVA Chemicals Corp., 5.953%, 11/15/13 (b)	3,845	3,306,700

			12,783,094

Commercial Banks - 0.2%	Investcorp SA, 7.54%, 10/21/08	500	500,306

Commercial Services & Supplies - 0.2%	PNA Intermediate Holding Corp.,
	9.676%, 2/15/13 (b)(e)	550	474,375

Construction Materials - 1.2%	Nortek Holdings, Inc., 10%, 12/01/13 (a)	3,420	3,398,625

Containers & Packaging - 5.0%	Berry Plastics Holding Corp.,
	6.675%, 9/15/14 (b)	100	84,500
	Clondalkin Acquisition BV,
	4.776%, 12/15/13 (a)(b)	3,500	3,080,000
	Graphic Packaging International Corp., 9.50%,
	8/15/13	215	216,612
Packaging Dynamics Finance Corp.,
	10%, 5/01/16 (a)	4,285	2,828,100
	Smurfit Kappa Funding Plc, 7.75%, 4/01/15	5,150	4,673,625
	Smurfit-Stone Container Enterprises, Inc.,
	8.375%, 7/01/12	800	744,000
	Smurfit-Stone Container Enterprises, Inc., 8%,
	3/15/17	1,300	1,121,250
	Wise Metals Group LLC, 10.25%, 5/15/12	2,000	1,745,000

			14,493,087

Diversified Financial Services - 1.9%	Ford Motor Credit Co. LLC, 5.80%, 1/12/09	680	667,175
	Ford Motor Credit Co. LLC,
	5.46%, 1/13/12 (b)	1,340	1,132,285
	Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (b)	250	245,932
	Highland Legacy Ltd., 9.10%, 6/01/11 (a)(b)	4,000	3,381,600

			5,426,992

Diversified Telecommunication	Qwest Corp., 6.05%, 6/15/13 (b)	1,025	994,250
Services - 0.3%

Electric Utilities - 0.9%	NSG Holdings LLC, 7.75%, 12/15/25 (a)	2,620	2,587,250

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Electronic Equipment &	Communications & Power Industries, Inc., 8%,
Instruments - 2.0%	2/01/12	$ 3,000	$ 2,947,500
	NXP BV, 5.463%, 10/15/13 (b)	3,125	2,859,375

			5,806,875

Energy Equipment & Services - 2.7%	Ocean RIG ASA, 6.70%, 4/04/11 (b)	5,000	5,000,000
	SemGroup LP, 8.75%, 11/15/15 (a)	3,025	2,949,375

			7,949,375

Gas Utilities - 0.5%	El Paso Performance-Linked Trust,
	7.75%, 7/15/11 (a)	1,525	1,568,737

Health Care Equipment & Supplies - 0.7%	LVB Acquisition Merger Sub, Inc., 10%,
	10/15/17 (a)	600	643,500
	LVB Acquisition Merger Sub, Inc., 10.375%,
	10/15/17 (a)(e)	600	637,500
	LVB Acquisition Merger Sub, Inc., 11.625%,
	10/15/17 (a)	800	848,000

			2,129,000

Health Care Providers & Services - 0.5%	Community Health Systems, Inc. Series WI,
	8.875%, 7/15/15	990	1,020,938
	Universal Hospital Services, Inc.,
	6.303%, 6/01/15 (b)	460	435,850

			1,456,788

Hotels, Restaurants & Leisure - 7.3%	American Real Estate Partners LP,
	7.125%, 2/15/13	3,000	2,745,000
	CCM Merger, Inc., 8%, 8/01/13 (a)	4,125	3,506,250
	Harrah's Operating Co., Inc.,
	10.75%, 2/01/16 (a)	6,916	5,922,886
	Harrah's Operating Co., Inc.,
	10.75%, 2/01/18 (a)(e)	2,130	1,682,700
	Little Traverse Bay Bands of Odawa Indians,
	10.25%, 2/15/14 (a)	1,210	1,131,350
	Pinnacle Entertainment, Inc.,
	7.50%, 6/15/15 (a)	810	668,250
	Shingle Springs Tribal Gaming Authority,
	9.375%, 6/15/15 (a)	690	602,025
	Snoqualmie Entertainment Authority, 6.936%,
	2/01/14 (a)(b)	500	387,500
	Station Casinos, Inc., 7.75%, 8/15/16	1,000	832,500
	Tropicana Entertainment LLC Series WI,
	9.625%, 12/15/14 (c)	445	249,200
	Tunica-Biloxi Gaming Authority,
	9%, 11/15/15 (a)	1,500	1,462,500
	Universal City Florida Holding Co. I, 7.623%,
	5/01/10 (b)	2,050	2,014,125

			21,204,286

Household Durables - 0.3%	Jarden Corp., 7.50%, 5/01/17	970	865,725

Independent Power Producers & Energy	Energy Future Holding Corp.,
Traders - 2.1%	11.25%, 11/01/17 (a)(e)	1,500	1,545,000
	Texas Competitive Electric Holdings Co. LLC,
	10.25%, 11/01/15 (a)	3,220	3,288,425
	Texas Competitive Electric Holdings Co. LLC,
	10.50%, 11/01/16 (a)(e)	1,200	1,218,000

			6,051,425

Leisure Equipment & Products - 1.0%	Quiksilver, Inc., 6.875%, 4/15/15	3,525	2,890,500

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Machinery - 1.8%	Ahern Rentals, Inc., 9.25%, 8/15/13 (a)	$ 2,700	$ 2,160,000
	ESCO Corp., 6.675%, 12/15/13 (a)(b)	1,540	1,416,800
	RBS Global, Inc., 8.875%, 9/01/16	835	805,775
	Titan International, Inc., 8%, 1/15/12	770	775,775

			5,158,350

Marine - 0.1%	Navios Maritime Holdings, Inc.,
	9.50%, 12/15/14 (a)	324	333,720

Media - 6.3%	Affinion Group, Inc., 10.125%, 10/15/13	120	122,700
	Affinion Group, Inc., 11.50%, 10/15/15	395	401,419
	Cablevision Systems Corp. Series B, 7.133%,
	4/01/09 (b)	3,175	3,190,875
	Charter Communications Holdings LLC, 10%,
	4/01/09	1,750	1,710,625
Charter Communications Holdings LLC,
	11.125%, 1/15/11	1,319	896,920
	Charter Communications Holdings LLC, 10%,
	5/15/11	660	462,000
	Mediacom LLC, 9.50%, 1/15/13	1,875	1,790,625
	Nielsen Finance LLC, 10%, 8/01/14 (a)	1,860	1,918,125
	Paxson Communications Corp.,
	5.963%, 1/15/12 (a)(b)	1,325	1,106,375
	R.H. Donnelley Corp., 8.875%, 10/15/17 (a)	800	536,000
	Rainbow National Services LLC,
	8.75%, 9/01/12 (a)	5,250	5,381,250
Windstream Regatta Holdings, Inc.,
	11%, 12/01/17 (a)	1,244	833,480

			18,350,394

Metals & Mining - 4.3%	Aleris International, Inc., 9%, 12/15/14	1,070	874,725
	Freeport-McMoRan Copper & Gold, Inc.,
	5.883%, 4/01/15 (b)	5,430	5,429,457
	Indalex Holding Corp. Series B,
	11.50%, 2/01/14	1,731	943,395
	RathGibson, Inc., 11.25%, 2/15/14	2,225	2,191,625
	Ryerson, Inc., 10.248%, 11/01/14 (a)(b)	3,360	3,099,600

			12,538,802

Oil, Gas & Consumable Fuels - 3.6%	Chaparral Energy, Inc., 8.50%, 12/01/15	730	646,050
Compton Petroleum Finance Corp.,
	7.625%, 12/01/13	1,475	1,443,656
	Peabody Energy Corp., 7.375%, 11/01/16	4,530	4,631,925
	Sabine Pass LNG LP, 7.50%, 11/30/16	2,985	2,727,544
	SandRidge Energy, Inc.,
	6.323%, 4/01/14 (a)(b)	1,000	980,000

			10,429,175

Paper & Forest Products - 6.8%	Abitibi-Consolidated, Inc., 6.276%, 6/15/11 (b)	3,275	1,473,750
	Ainsworth Lumber Co. Ltd., 6.446%, 10/01/10 (b)	4,225	2,028,000
	Ainsworth Lumber Co. Ltd., 6.696%, 4/01/13 (b)	2,500	1,275,000
	Bowater, Inc., 5.776%, 3/15/10 (b)	7,400	5,846,000
	Domtar Corp., 7.125%, 8/15/15	1,775	1,695,125
	NewPage Corp., 9.123%, 5/01/12 (b)	5,175	5,407,875
Verso Paper Holdings LLC Series B,
	6.623%, 8/01/14 (b)	2,300	2,139,000

			19,864,750

Pharmaceuticals - 2.1%	Angiotech Pharmaceuticals, Inc.,
	6.432%, 12/01/13 (b)	2,690	2,326,850

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Elan Finance Plc, 6.676%, 11/15/11 (b)	$ 2,325	$ 2,185,500
	Elan Finance Plc, 7.75%, 11/15/11	1,650	1,612,875

			6,125,225

Real Estate Management &	Realogy Corp., 11%, 4/15/14	4,950	3,217,500
Development - 1.1%

Road & Rail - 0.3%	Swift Transportation Co., Inc.,	2,430	801,900
	10.426%, 5/15/15 (a)(b)

Semiconductors & Semiconductor	Avago Technologies Finance Pte. Ltd.,
Equipment - 1.1%	8.182%, 6/01/13 (b)	766	765,042
	Freescale Semiconductor, Inc.,
	8.875%, 12/15/14	850	752,250
	Spansion, Inc., 5.807%, 6/01/13 (a)(b)	2,180	1,591,400

			3,108,692

Specialty Retail - 0.6%	Michaels Stores, Inc., 10%, 11/01/14	1,055	975,875
	United Auto Group, Inc., 7.75%, 12/15/16	915	850,950

			1,826,825

Wireless Telecommunication	iPCS, Inc., 4.998%, 5/01/13 (b)	630	541,800
Services - 0.7%	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (a)	1,200	1,182,000
	Orascom Telecom Finance SCA,
	7.875%, 2/08/14 (a)	395	378,212

			2,102,012

	Total Corporate Bonds - 65.4%		190,414,723

	Floating Rate Loan Interests

Aerospace & Defense - 2.0%	Hawker Beechcraft Acquisition Co. LLC Letter
	of Credit, 4.73%, 3/31/14	294	275,010
	Hawker Beechcraft Acquisition Co. LLC Term
	Loan B, 4.696%, 3/31/14	5,041	4,719,177
	IAP Worldwide Services, Inc. Term Loan, 9%,
	12/31/12	890	732,982

			5,727,169

Airlines - 0.4%	Delta Air Lines, Inc. First Lien Term Loan,
	4.436% - 6.832%, 5/15/12	1,238	1,050,107

Auto Components - 2.7%	Allison Transmission Term Loan B,
	5.48% - 5.74%, 8/07/14	5,240	4,799,243
	Delphi Automotive Systems Term Loan, 8.50%,
	12/31/08	908	891,008
	Goodyear Tire & Rubber Co., Second Lien Term
	Loan, 4.54%, 4/30/14	1,000	934,250
	Intermet Corp. First Lien Term Loan, 10.146%,
	11/08/10	447	394,590
	Intermet Corp. Letter of Credit,
	9.441%, 11/08/10	648	571,991
	Metaldyne Corp. Letter of Credit,
	3.146% - 6.50%, 1/15/12	58	45,216
	Metaldyne Corp. Term Loan B,
	6.50%, 1/15/14	392	307,471

			7,943,769

Biotechnology - 0.3%	Talecris Biotherapeutics, Inc. First Lien Term
	Loan, 6.51% - 8.38%, 11/13/14	995	905,416

Building Products - 1.4%	Building Material Corp. of America First Lien
	Term Loan, 6.75%, 2/22/14	2,004	1,791,158

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Masonite International Term Loan,
	4.63% - 5.046%, 4/06/13	$ 1,255	$ 1,188,701
	Masonite International Term Loan B, 5.046%,
	4/06/13	1,245	1,180,064

			4,159,923

Chemicals - 5.3%	Huish Detergents, Inc. First Lien Term Loan,
	4.45%, 4/15/14	993	878,892
	Huntsman ICI Holdings Term Loan B, 4.636%,
	8/16/12	1,121	1,084,767
	ISP Chemco Term Loan B, 4.125% - 4.563%,
	5/25/14	993	942,255
	Ineos Group Plc Term Loan B,
	4.885%, 2/20/15	500	457,500
	Ineos Group Plc Term Loan C,
	5.385%, 2/20/14	500	457,500
	PQ Corp. First Lien Term Loan, 8.61%, 5/29/15	5,000	4,687,500
	Rockwood Specialties Group, Inc. Tranche D
	Term Loan, 4.744%, 12/10/12	1,552	1,482,646
Wellman, Inc. First Lien Term Loan,
	7.239%, 2/10/09 (c)	8,000	5,400,000

			15,391,060

Commercial Services & Supplies - 5.9%	ARAMARK Corp. Letter of Credit,
	3.18%, 1/30/14	263	247,103
	ARAMARK Corp. Term Loan B,
	4.571%, 1/30/14	4,146	3,889,564
	Euramax International Plc First Lien Term Loan,
	7.813%, 6/29/12	1,624	1,396,528
	Euramax International Plc Second Lien Term
	Loan, 10.728%, 6/29/13	995	586,895
	Euramax International Plc Second Lien Term
	Loan, 12.646%, 6/29/13	755	445,605
	John Maneely Co. Term Loan B,
	6.02% - 7.693%, 12/15/13	1,120	1,043,070
	Metokote Corp. Second Lien Term Loan,
	5.70% - 7%, 11/27/11	608	565,685
	NES Rentals Holdings, Inc. Term Loan C,
	9.625%, 7/12/13	1,726	1,346,055
Waste Services, Inc. Term Loan D,
	5.15%, 3/31/11	5,914	5,840,253
	West Corp. Term Loan, 5.02% - 6.093%,
	10/31/13	1,975	1,826,216

			17,186,974

Communications Equipment - 1.0%	Alltel Corp. Term Loan B2, 5.564%, 5/16/15	499	462,310
	Alltel Corp. Term Loan B3, 5.232%, 5/18/15	2,743	2,542,707

			3,005,017

Computers & Peripherals - 0.7%	Intergraph Corp. Term Loan,
	6.819% - 7.506%, 5/15/14	419	402,466
	Reynolds and Reynolds Co. First Lien Term
	Loan, 4.383%, 10/31/12	1,791	1,711,313

			2,113,779

Construction & Engineering - 0.1%	Brand Energy & Infrastructure Services, Inc.
	Letter of Credit, 2.625%, 2/15/14	500	454,375

Construction Materials - 0.3%	Headwaters, Inc. Term Loan B-1,
	5.17% - 6.89%, 4/30/11	781	744,141

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Containers & Packaging - 1.3%	Anchor Glass Container Corp. Term Loan B,
	5.113%, 5/03/13	$ 1,108	$ 1,094,300
	Graham Packaging Co. LP Term Loan B, 5% -
	7.75%, 4/15/11	1,980	1,888,425
	Solo Cup Co. Term Loan, 6.10% - 6.20%,
	2/27/11 (g)	903	889,122

			3,871,847

Distributors - 0.4%	Keystone Automotive Operations, Inc. Term
	Loan B, 6.138% - 7.75%, 1/15/12	1,437	1,142,630

Diversified Consumer Services - 0.6%	Coinmach Laundry Corp. Term Loan B, 5.70%,
	11/15/14	2,000	1,770,000

Diversified Financial Services - 1.9%	Chrysler Financial Corp. First Lien Term Loan,
	6.78%, 8/03/12	3,491	3,134,348
	J.G. Wentworth Manufacturing Term Loan B,
	7.093%, 4/15/14	3,200	2,520,000

			5,654,348

Diversified Telecommunication Services - 0.9%	Winstar Communications Debtor In Possession,
	6.366%, 12/31/06 (c)	1,703	2,592,120

Electrical Equipment - 0.3%	Generac Power Systems, Inc. First Lien Term
	Loan, 5.184%, 11/15/13	1,059	860,675

Energy Equipment & Services - 1.2%	Dresser, Inc. First Lien Term Loan,
	5.113% - 5.219%, 5/15/14	1,473	1,407,801
Dresser, Inc. Second Lien Term Loan,
	4.69% - 4.70%, 5/15/15	1,000	945,833
	MEG Energy Corp. Delayed Draw Term Loan,
	6.73%, 3/23/13	499	470,661
	MEG Energy Corp. Term Loan B,
	4.70%, 4/03/13	490	461,008

			3,285,303

Food & Staples Retailing - 1.9%	Bolthouse Farms, Inc. Second Lien Term Loan,
	8.196%, 12/01/13	750	705,000
Dole Food Co., Inc. Letter of Credit,
	4.247%, 4/12/13	1,151	1,064,672
	Dole Food Co., Inc. Term Loan B,
	4.75% - 7.125%, 4/12/13	518	479,016
	Dole Food Co., Inc. Term Loan C,
	4.813% - 7%, 4/04/13	2,753	2,547,323
	McJunkin Corp. Term Loan B,
	6.134%, 1/30/14	494	485,932
	Sturm Foods, Inc. First Lien Term Loan, 5.813%,
	1/30/14	248	192,637

			5,474,580

Food Products - 0.6%	Eight O'Clock Coffee First Lien Term Loan,
	5.188%, 7/21/12	907	870,348
	Jetro Holdings, Inc. Term Loan,
	5.20%, 5/11/14	969	910,625

			1,780,973

Health Care Equipment & Supplies - 1.0%	Biomet, Inc. Term Loan B, 5.696%, 3/25/14	1,990	1,932,234
	ReAble Therapeutics Finance LLC Term Loan,
	5.696%, 5/14/14	998	970,069

			2,902,303

Health Care Providers & Services - 0.8%	Community Health Systems, Inc. Term Loan B,
	4.631%, 6/18/14	1,904	1,795,102
	Sterigenics International, Inc. Term Loan B,
	5.05% - 7.25%, 11/30/13	487	438,595

			2,233,697

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Hotels, Restaurants & Leisure - 4.1%	Cedar Fair LP Term Loan B, 4.381%, 8/30/12	$ 2,948	$ 2,800,535
Greenwood Racing, Inc. Term Loan,
	5.12%, 11/15/13	741	688,781
	Harrah's Entertainment, Inc. Term Loan B2,
	6.244%, 1/29/15	1,000	933,594
	Las Vegas Sands LLC Delay Draw Term Loan,
	4.17%, 5/23/14	300	275,750
Las Vegas Sands LLC Term Loan B,
	4.45%, 5/04/14	1,191	1,094,728
	OSI Restaurant Partners, Inc. Term Loan B, 5%,
	5/15/14	1,199	1,032,181
	QCE LLC First Lien Term Loan,
	7% - 7.125%, 5/05/13	985	839,508
	Venetian Macau US Finance Co. LLC Delay Draw
	Term Loan, 7.08%, 5/25/12	1,500	1,447,500
	Venetian Macau US Finance Co. LLC Term Loan
	B, 7.60%, 5/25/13	3,000	2,895,000

			12,007,577

IT Services - 5.4%	Activant Solutions Term Loan B,
	5.063% - 4.75%, 5/02/13	1,638	1,449,966
	Audio Visual Services Corp. Second Lien Term
	Loan, 8.20%, 9/15/14	500	450,000
	Audio Visual Services Corp. Term Loan B,
	4.95%, 3/15/14	1,990	1,691,500
	Ceridian Corp. Term Loan, 5.475%, 11/07/14	1,500	1,312,500
	First Data Corp. Term Loan B,
	5.446% - 7.634%, 9/24/14	746	691,723
	First Data Corp. Term Loan B2,
	5.349% - 5.446%, 9/24/14	2,997	2,779,495
	First Data Corp. Term Loan B3,
	7.58% - 7.634%, 9/24/14	997	925,300
	RedPrairie Corp. Term Loan, 5.688% - 8%,
	7/31/12	690	607,608
	RedPrairie Corp. Term Loan, 6%, 1/31/13	296	251,813
	SunGard Data Systems, Inc. Term Loan B,
	5.128%, 2/11/13	5,500	5,178,751
	SunGard Data Systems, Inc. Term Loan B,
	4.508%, 2/28/14	466	438,821

			15,777,477

Independent Power Producers &	TXU Corp. Term Loan B-2, 6.121% - 6.478%,	995	936,318
Energy Traders - 1.0%	10/14/29
	TXU Corp. Term Loan B-3, 8.396%, 10/10/14	1,990	1,870,103

			2,806,421

Insurance - 0.1%	Alliant Insurance Services Term Loan B,
	5.696% - 7.72%, 10/23/14	498	461,431

Leisure Equipment & Products - 0.6%	Fender Musical Instruments Corp. Delay Draw
	Term Loan, 6.97%, 5/25/14	667	600,501
	Fender Musical Instruments Corp. Term Loan B,
	7.16%, 5/25/14	1,324	1,191,994

			1,792,495

Machinery - 3.4%	Harrington Holdings, Inc. Term Loan, 5.113%,
	1/15/14	990	910,800
	Invensys Plc Term Loan A, 6.898%, 12/15/10	1,457	1,394,284
	Lincoln Industrials Second Lien Term Loan,
	10.87%, 12/18/14	1,000	920,000
	Maxim Crane Term Loan B, 4.724% - 6%, 6/14/14	992	982,575
	Navistar International Transportation Corp.
	Revolving Credit, 4.794% - 6.149%, 6/30/12	1,067	1,001,778

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

	Navistar International Transportation Corp.
	Term Loan, 6.501%, 6/30/12	$ 2,933	$ 2,754,890
OshKosh Truck Corp. Term Loan B,
	4.76%, 11/30/13	1,975	1,885,301

			9,849,628

Media - 13.5%	Affinion Group, Inc. Term Loan,
	11.678%, 3/01/12	2,000	1,670,000
	Cequel Communications LLC Second Lien Term
	Loan, 7.373%, 5/04/14	4,789	4,106,612
	Cequel Communications LLC Term Loan B,
	4.685%, 11/05/13	1,635	1,520,865
	Charter Communications, Inc. Term Loan B,
	4.89%, 4/30/14	5,985	5,315,087
	ClientLogic Holding Corp. Term Loan B, 6.50%,
	1/30/14	973	778,768
	Education Media and Publishing First Lien Term
	Loan B, 6.901%, 11/14/14	2,636	2,412,273
	Education Media and Publishing Term Loan B,
	6.901%, 11/14/14	2,000	1,830,000
	Ellis Communications Term Loan,
	10%, 12/30/11	3,895	3,116,296
	GateHouse Media Operating, Inc. Delay Draw
	Term Loan, 4.72% - 5.09%, 9/15/14	606	422,543
	GateHouse Media Operating, Inc. Term Loan B,
	5.09%, 9/15/14	1,500	1,046,250
	Hanley-Wood LLC Term Loan B,
	4.938% - 4.96%, 3/07/14	995	762,419
	Idearc, Inc. Term Loan B, 4.70%, 11/15/14	1,963	1,630,347
	Insight Midwest Holdings LLC Delay Draw Term
	Loan, 4.69%, 4/03/14	3,375	3,221,920
	Knology, Inc. Term Loan B, 4.934% - 6.953%,
	3/15/12	744	684,825
	Mediacom Communications Term Loan D, 4.16%
	- 4.88%, 1/31/15	1,973	1,805,704
	Mediacom LLC Term Loan C, 4.16% - 5.74%,
	1/31/15	2,535	2,306,162
Nielsen Finance LLC Term Loan B,
	5.346%, 8/15/13	3,448	3,236,972
	Penton Media Term Loan, 4.954% - 5.149%,
	2/15/13	743	597,713
Thomson Learning Inc. Term Loan,
	5.20%, 6/30/14	1,493	1,344,929
	Univision Communications, Inc. First Lien Term
	Loan, 4.954%, 9/30/14	134	113,104
	Univision Communications, Inc. First Lien Term
	Loan, 5.375% - 5.494%, 9/30/14	1,541	1,298,293

			39,221,082

Multiline Retail - 1.0%	Neiman Marcus Group, Inc. Term Loan, 4.758%,
	4/06/13	3,000	2,866,500

Oil, Gas & Consumable Fuels - 1.5%	Big West Oil & Gas Delay Draw Term Loan,
	4.482%, 5/15/14	125	116,875
	Big West Oil & Gas Term Loan B,
	4.75%, 5/15/14	443	413,737
	Petroleum Geo-Services ASA Term Loan B,
	4.45%, 6/30/15	953	921,158
	Scorpion Drilling Ltd. Second Lien Term Loan,
	12.406%, 5/05/15	2,000	2,040,000

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

	Western Refining Co. LP Term Loan B, 4.649%,
	3/15/14	$ 922	$ 815,622

			4,307,392

Paper & Forest Products - 0.3%	Boise Cascade Holdings LLC Second Lien Term
	Loan, 7.50%, 2/05/15	1,000	1,000,893

Pharmaceuticals - 0.9%	Pharmaceutical Technologies & Services (PTS)
	Term Loan, 4.946%, 4/15/14	2,978	2,646,253

Real Estate Management & Development - 2.1%	LNR Property Corp. Term Loan B,
	6.03%, 7/12/11	4,400	3,729,000
	Realogy Corp. Letter of Credit,
	4.763%, 9/22/14	2,978	2,530,875

			6,259,875

Specialty Retail - 1.0%	ADESA, Inc. Term Loan B, 4.95%, 10/30/13	1,985	1,839,599
	Burlington Coat Factory Warehouse Corp. Term
	Loan B, 4.90%, 4/15/13	494	417,418
	Claire's Stores Term Loan B,
	5.399%, 5/24/14	743	590,527

			2,847,544

Trading Companies & Distributors - 0.4%	United Rentals, Inc. Term Loan, 4.83%,
	2/14/11	725	718,444
	United Rentals, Inc. Tranche B Credit Linked
	Deposit, 4.50%, 2/14/11	306	303,784

			1,022,228

Wireless Telecommunication Services - 1.4%	Centennial Cellular Operating Co. Term Loan,
	4.381%, 2/09/11	2,750	2,683,312
IPC Systems First Lien Term Loan,
	4.946%, 5/25/14	993	760,917
	NG Wireless Term Loan, 5.446% - 5.163%,
	7/31/14	610	579,144

			4,023,373

	Total Floating Rate Loan Interests - 67.7%		197,140,375

	Common Stocks	Shares

Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (f)	142,466	54,693

Containers & Packaging - 0.1%	Smurfit Kappa Plc	18,171	185,165

Hotels, Restaurants & Leisure - 0.1%	Lodgian, Inc. (f)	41,866	376,794

	Total Common Stocks - 0.2%		616,652

		Par
	Capital Trusts	(000)

Diversified Financial Services - 0.7%	Citigroup, Inc., 8.40%, 4/29/49 (b)(g)	$ 2,000	1,982,580

	Total Capital Trusts - 0.7%		1,982,580

	Warrants (h)	Shares	Value

Wireless Telecommunication Services - 0.1%	American Tower Corp. (expires 8/01/08)	600	386,025

	Total Warrants - 0.1%		386,025

		Beneficial
		Interest
	Other Interests (i)	(000)

Auto Components - 0.0%	Cambridge Industries, Inc. (Litigation Trust
	Certificates)	$ 4,131	41

Media - 0.0%	Adelphia Preferred Escrow	3	0

BlackRock Senior High Income Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Beneficial
		Interest
	Other Interests (i)	(000)	Value

	Adelphia Recovery Trust Series ACC-6B INT	$ 250	$ 25

			25

	Total Other Interests - 0.0%		66

	Total Long-Term Securities
	(Cost - $436,609,774) - 134.1%		390,540,421

	Short-Term Securities

	BlackRock Liquidity Series, LLC Cash Sweep
	Series, 2.63% (j)(k)	3,967	3,967,069

	Total Short-Term Securities
	(Cost - $3,967,069) - 1.4%		3,967,069

	Total Investments Before Options Written
	(Cost - $440,576,843*) - 135.5%		394,507,490

	Options Written	Contracts

Call Options	Pay a fixed rate of 0.93% and receive a floating rate
	based on 3-month USD LIBOR, expiring July 2008,
	Broker Credit Suisse First Boston (g)	4	(24,064)

Put Options	Receive a fixed rate of 0.93% and pay a floating rate
	based on 3-month USD LIBOR, expiring July 2008,
	Broker Credit Suisse First Boston (g)	4	(155,172)

	Total Options Written
	(Premiums Received - $240,000) - (0.1%)		(179,236)

	Total Investments, Net of Options Written
	(Cost - $440,336,843) - 135.4%		394,328,254
	Liabilities in Excess of Other Assets - (35.4%)		(103,108,268)

	Net Assets - 100.0%		$ 291,219,986

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 440,589,893

Gross unrealized appreciation	$ 5,465,209
Gross unrealized depreciation	(51,547,612)

Net unrealized depreciation	$ (46,082,403)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	Non-income producing security Issuer filed for bankruptcy or is in default of interest payments.

(d)	Convertible security.

(e)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(f)	Non-income producing security.

(g)	This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract exercise of the swaption.

(h)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Investments in companies considered to be an affiliate of the, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 3,967	$ 23,645

BlackRock Senior High Income Fund, Inc. Schedule of Investments May 31, 2008 (Unaudited) (k) Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
  This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Swaps outstanding as of May 31, 2008 were as follows:
	Notional
	Amount	Unrealized
	(000)	Depreciation

Sold credit default protection on Ford Motor Credit Company and receive 2.05%
Broker, Deutsche Bank AG London
Expires March 2010	$ 5,000	$ (430,265)
Bought credit default protection on Dow Jones CDX North America
High Yield Series 10 Index and pay 5%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013	$ 1,065	(4,729)
Bought credit default protection on Dow Jones CDX North America
High Yield Series 10 Index and pay 5%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2013	$ 3,143	(65,749)

Total		$ (500,743)

  Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 561,959	-
Level 2	394,021,876	$ 679,979
Level 3	399	-

Total	$ 394,584,234	$ 679,979

* Other financial instruments are swaps and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Balance, as of February 29, 2008	$ 399
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Net transfers in/out of Level 3	-

Balance, as of May 31, 2008	$ 399

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Senior High Income Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: July 18, 2008